EQUITY	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
EQUITY

19.	EQUITY

(a)	Issued capital

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Authorized:
10,000,000 preferred shares, no par value	—	—	—
200,000,000 common shares, no par value	—	—	—

Common shares issued and fully paid:
December 31, 2024: 9,865,767 (December 31, 2023: 8,377,897*) common shares, no par value	450,782	450,782	61,768

	Number of shares	Share capital
		CNY	US$

As of January 1, 2022, December 31, 2022 and January 1, 2023	40,948,082	450,782	61,768

Effect of Five-to-One Share Combination*	(32,750,185)	—	—

Equity-settled share-based payments	180,000	—	—

As of December 31, 2023	8,377,897	450,782	61,768

Issue of shares	1,487,870	—	—

As of December 31, 2024	9,865,767	450,782	61,768

*	The numbers of common shares above are before giving effect to the Share Combination which became effective on April 3, 2023. On April 3, 2023, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on a 5-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination. All outstanding options, warrants and other rights to purchase the Company's common shares were adjusted proportionately as a result of the share combination.

(b)	Other capital reserves

	Other capital reserves
	CNY	US$

As of January 1, 2023	735,319	100,756

Deemed distribution from the controlling shareholder (Note 3)	20,382	2,793

Equity-settled share-based payments	3,074	421

As of December 31, 2023	758,775	103,970

As of January 1, 2024	758,775	103,970

Issuance of shares	13,207	1,809

Equity-settled share-based payments	483	66

As of December 31, 2024	772,465	105,845

Other capital reserves of the Company are mainly for equity-settled share-based compensation, the exercise of stock options, the exercise of warrants, the business combination and the deemed contribution from the Shareholder and related companies.

(c)	Dividend restrictions and reserves

Due to the Group's structure, the payment of dividends is subject to numerous controls imposed under PRC law, including foreign exchange control on the conversion of the local currency into U.S. dollars and other currencies.

In accordance with the relevant PRC regulations, appropriations of net income as reflected in its PRC statutory financial statements are to be allocated to each of the general reserve and enterprise expansion reserve, respectively, as determined by the resolution of the Board of Directors annually.